14. INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Social Contribution Details
Income tax and social contribution income (expense), current	R$ (358,981)	R$ (206,178)	R$ (135,671)
Income tax and social contribution income (expense), deferred	(50,128)	(60,368)	(2,767,545)
Income tax and social contribution income (expense)	R$ (409,109)	R$ (266,546)	R$ (2,903,216)